As filed with the Securities and Exchange	Registration No. 333-57218
Commission on December 15, 2010	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 16	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

                                                          Nicholas Morinigo, Esq.
                                              ING Americas (U.S. Legal Services)
                        1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
                                                                 (610) 425-3447
                              (Name and Address of Agent for Service of Process)
___________________________________________________________________________________
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ X ]		immediately upon filing pursuant to paragraph (b) of Rule 485
[	]	on (date) pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

PARTS A and B

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated April
30, 2010 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to the Registrant’s filing under Rule 497(c) as filed on May 3, 2010, (Accession No.
0000836687-10-000214). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated December 15, 2010
To The Prospectuses Dated April 30, 2010 For

ING GoldenSelect Access	ING GoldenSelect Landmark	ING SmartDesign Advantage
ING GoldenSelect DVA Plus	ING GoldenSelect Premium Plus	ING SmartDesign Signature
ING GoldenSelect ESII	ING Architect Variable Annuity	ING SmartDesign Variable Annuity

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

And

ING Equi-Select
Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account EQ

And

ING Empire Traditions Variable Annuity
Issued by ReliaStar Life Insurance Company of New York
Through its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below.
If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

I. Information Regarding Fund Changes and Fund Availability

1. Effective after the close of business on or about January 21, 2011 the ING Growth and Income Portfolio
(Class S) will be closed to new investments. There will be no further mention of the ING Growth and Income
Portfolio (Class S) in future prospectuses. Unless you provide us with alternative allocation instructions, any subsequent allocation(s) designated to the subaccount that invests in the ING Growth and Income Portfolio (Class S)
will be allocated proportionally among the other subaccount(s) in your current allocation.

2. Effective after the close of business on or about January 21, 2011 the following investment portfolios will be added under your Contract. The sections in the prospectus regarding investment portfolios will be revised accordingly:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Investors Trust
ING American Funds Global Growth	Investment Adviser: ING	Seeks long-term growth of capital while
and Income Portfolio	Investments, LLC	providing current income.
Investment Adviser to Master
Funds: Capital Research and
Management Company
ING American Funds International	Investment Adviser: ING	Seeks long-term growth of capital while
Growth and Income Portfolio	Investments, LLC	providing current income.
Investment Adviser to Master
Funds: Capital Research and
Management Company
ING Global Resources Portfolio	Investment Adviser: Directed	Seeks long-term capital appreciation.
(Class ADV)	Services LLC
Investment Subadviser: ING
Investment Management Co.

MULTIVA-10A	1	12/15/2010

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Investors Trust
ING Large Cap Value Portfolio	Investment Adviser: Directed	Seeks growth of capital and current income.
(Class S)	Services LLC
Investment Subadviser: ING
Investment Management Co.
ING Variable Funds
ING Growth and Income Portfolio	Investment Adviser: ING	Seeks to maximize total return through
(Class ADV)	Investments, LLC	investments in a diversified portfolio of
	Investment Subadviser: ING	common stock and securities convertible
	Investment Management Co.	into common stocks.

3. Effective January 24, 2011 the following investment portfolios that were previously closed will be made available to new investments. The sections in the prospectus regarding investment portfolios will be revised accordingly:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Investors Trust
ING JP Morgan Emerging Markets	Investment Adviser: Directed	Seeks capital appreciation.
Equity Portfolio (Class S)	Services LLC
Investment Subadviser: J.P.
Morgan Investment Management
Inc.
ING T. Rowe Price International	Investment Adviser: Directed	Seeks long-term growth of capital.
Stock Portfolio (Class S) (previously,	Services LLC
ING Marsico International	Investment Subadviser: T. Rowe
Opportunities Portfolio)	Price Associates, Inc.
ING Partners, Inc.
ING Oppenheimer Global Portfolio	Investment Adviser: Directed	Seeks capital appreciation.
(Class S)	Services LLC
Investment Subadviser:
OppenheimerFunds, Inc.

4. Effective August 31, 2010 the ING Wells Fargo Health Care Portfolio is a diversified fund. The information appearing in the prospectus regarding the ING Wells Fargo Health Care Portfolio is revised accordingly.

MULTIVA-10A	2	12/15/2010

II. Notice of Upcoming Fund Reorganizations

Effective after the close of business on or about January 21, 2011, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio (Class ADV)
ING BlackRock Large Cap Value Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Lord Abbett Growth and Income Portfolio (Class S)	ING Large Cap Value Portfolio (Class S)
(formerly ING Pioneer Equity Income Portfolio)
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	ING American Funds World Allocation Portfolio
(Class S)
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Large Cap Growth Portfolio (Class S)
(Service Class)

Information Regarding the Portfolio Reorganizations:

The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved proposals for the reorganizations referenced above. The reorganizations are also subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about January 21, 2011, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio.
Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the
Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing
Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted and all references to them will be replaced by the corresponding Surviving
Portfolio.

III. Other Information

ING Funds Distributor, LLC has changed its name to ING Investments Distributor, LLC. All references to ING
Funds Distributor, LLC in the current Prospectuses and Statements of Additional Information are hereby replaced with ING Investments Distributor, LLC.

MULTIVA-10A	3	12/15/2010

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Incorporated by reference in Part A:
Condensed Financial Information

(2)	Incorporated by reference in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2009, 2008, and 2007
	-	Balance Sheets as of December 31, 2009 and 2008
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2009, 2008, and 2007
	-	Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007
	-	Notes to Financial Statements
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2009
	-	Statements of Operations for the year ended December 31, 2009
	-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
	-	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits
(b)

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	(b)	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(c)	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(d)	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(e)	Expense Reimbursement Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(f)	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(g)	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 13, 2004 (File Nos. 333-28755, 811-05626).

(4)	(a)	Deferred Combination Variable and Fixed Annuity Group Master Contract, (GA-MA-
1080), incorporated herein by reference to Pre-Effective Amendment No. 1 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on July 3,
2001 (File Nos. 333-57218, 811-05626).

	(b)	Deferred Combination Variable and Fixed Annuity Contract, (GA-IA-1080),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on July 3, 2001 (File
Nos. 333-57218, 811-05626).

	(c)	Deferred Combination Variable and Fixed Annuity Certificate, (GA-CA-1080),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on July 3, 2001 (File
Nos. 333-57218, 811-05626).

	(d)	Individual Retirement Annuity Rider, (GA-RA-1009 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

	(e)	Roth Individual Retirement Annuity Rider, (GA-RA-1038 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(f)	403(b) Rider, (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(g)	(4)(j) GET Fund Endorsement (GA-RA-1085), incorporated herein by reference to
Pre-Effective Amendment No. 1 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-05626).

(h)	Endorsement for Premium Bonus Credit (GA-RA-1096), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692,
811-05626).

(i)	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

(j)	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

(k)	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

(l)	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(m)	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94),
incorporated herein by reference to Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(n)	Company Address and Name Change Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679,
811-05626).

(5)	ING SmartDesign Variable Annuity Customer Data Form, (GA-CDF-1095)
(01/01/02) 125120, incorporated herein by reference to Post-Effective Amendment
No. 5 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 16, 2003 (File Nos. 333-57218, 811-05626).

(6)	(a)	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-
1 for ING USA Annuity and Life Insurance Company filed with the Securities and
Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	(b)	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	(c)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No.
1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
Nos. 333-133076).

	(d)	Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	(e)	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI
into GALIC and renamed ING USA Annuity and Life Insurance Company, dated
(06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not applicable.

(8)	(a)	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective
Amendment No. 28 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 1, 1998 (File Nos. 033-23351, 811-05626).

	(b)	Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(c)	Participation Agreement between Golden American Life Insurance Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, and Aetna
Variable Portfolios, Inc., on behalf of each of its series (each a "Fund" or in the aggregate "Funds"), and Aeltus Investment Management, Inc. ("Aeltus" or "Adviser"),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(d)	Form of Participation Agreement between Golden American Life Insurance
Company, Alliance Capital Management L.P., Alliance Fund Distributors, Inc.,
Alliance Variable Products Series Fund, Inc. and Directed Services, Inc., incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(e)	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

(f)	Amendment to Participation Agreement by and between AIM Variable Insurance
Funds, Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

(g)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(h)	Participation Agreement between Golden American Life Insurance Company,
INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and
INVESCO Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(i)	Participation Agreement and between Golden American Life Insurance Company and
Janus Aspen Series, incorporated herein by reference to Post-Effective amendment
No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(j)	Participation Agreement between Golden American Life Insurance Company, Brinson
Series Trust and Brinson Advisors, Inc., incorporated by reference to Post-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on October 26, 2001 (File Nos.
333-63692, 811-05626).

(k)	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

(l)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.,
incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(m)	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(n)	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

(o)	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(p)	Participation Agreement by and between ING Variable Portfolios, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

(q)	Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

(r)	Amendment to Participation Agreement by and between Portfolio Partners, Inc.,
Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-
70600, 811-05626).

(s)	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity
Company and ING Financial Advisers, LLC, incorporated herein by reference to Post-
Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(t)	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds,
incorporated herein by reference to Post-Effective amendment No. 32 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 26,
2002 (File Nos. 033-23351, 811-05626).

(u)	Participation Agreement among Variable Insurance Products Funds, Fidelity
Distributors Corporation, ING Partners, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ING Insurance Company
of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Security Life of Denver Insurance Company dated November 11,
2004, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(v)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(w)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

(x)	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-
33914, 811-05626).

(y)	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors
LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(z)	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and
Pioneer Funds Distributor, Inc., incorporated herein by reference to Post-Effective
Amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(aa)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc., incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

(bb)	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(cc)	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914,
811-05626).

(dd)	Participation Agreement between Golden American Life Insurance Company and
Putnam Variable Trust and Putnam Retail Management, L.C., incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 for Separate Account B filed with the Securities and Exchange Commission on
October 26, 2001 (File Nos. 333-63692, 811-05626).

(ee)	Participation Agreement by and between Prudential Series Fund, Inc., Golden
American Life Insurance Company Prudential Insurance Company of America and
Prudential Investment Management Services LLC, incorporated herein by reference to
Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

(ff)	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of
America and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679,
811-05626).

(gg) Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of
October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. incorporated by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

(hh) Participation Agreement dated April 25, 2008, by and among BlackRock Variable
Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on April 7, 2009; file No. 33-57244.

(ii) Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

(jj) Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company of New York incorporated herein by reference to Post-
Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar
Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009;
file No. 33-57244.

(kk) Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

(ll) Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(mm) Participation Agreement among ING Investors Trust, Directed Services LLC, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of
New York, DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors
LP dated April 29, 2010, incorporated herein by reference to Post-Effective
Amendment No. 54 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2010 (File Nos. 333-28679, 811-05626).

(nn)	Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company of New York, DFA
Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April
29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 15, 2010 (File Nos. 333-28679, 811-05626).

(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not applicable.
(12)	Not applicable.
(13)	Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive	President and Director
West Chester, PA 19380
Thomas J. McInerney*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Donald W. Britton*	5780 Powers Ferry Road	Director
Atlanta, GA 30327-4390
Robert G. Leary*	230 Park Avenue	Director
New York, NY 10169
Lynne R. Ford*	230 Park Avenue	Director
New York, NY 10169
Catherine H. Smith*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
Ewout L. Steenbergen*	230 Park Avenue	Chief Financial Officer, Director
	New York, NY 10169	and Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Mark B. Kaye	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
Timothy Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Patrick D. Lusk	1475 Dunwoody Drive	Vice President and Appointed
	West Chester, PA 19380	Actuary
Linda E. Senker	1475 Dunwoody Drive	Vice President and Chief
	West Chester, PA 19380	Compliance Officer

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to the Registration Statement
on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File No.
333-168047), as filed with the Securities and Exchange Commission on October 6, 2010.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of November 30, 2010 there are 2,730 qualified contract owners and 3,778 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING America Insurance Holdings, Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer.
The policies cover ING America Insurance Holdings, Inc. and any company in which ING America
Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor and any/all assets under the care, custody and control of
ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices liability and fidelity/crime.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate
Account NY-B. Also, Directed Services LLC serves as investment advisor to ING Investors Trust and
ING Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant's Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Ann H. Hughes	1475 Dunwoody Drive, Floor 2B	President and Director
West Chester, PA 19380-1478

Shaun P. Mathews	10 State House Square	Executive Vice President
Hartford, CT 06103

William L. Lowe	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

William D. Wilcox	One Orange Way	Chief Compliance Officer
Windsor, CT 06095

Joseph M. O’Donnell	7337 E Doubletree Ranch Road	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Jody Hrazanek	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

Name	Principal Business Address		Positions and Offices with Underwriter

Jason R. Rausch	230 Park Avenue, 13th Floor		Vice President
New York, NY 10169

Paul L. Zemsky	230 Park Avenue, 13th Floor		Vice President
New York, NY 10169

David S. Pendergrass	7337 E Doubletree Ranch Road		Vice President and Treasurer
Scottsdale, AZ 85258

Spencer T. Shell	5780 Powers Ferry Road		Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Joy M. Benner	20 Washington Avenue South		Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek	7337 E Doubletree Ranch Road		Assistant Secretary
Scottsdale, AZ 85258

Bruce Kuennen	1475 Dunwoody Drive		Attorney-in-Fact
West Chester, PA 19380-1478

(c)
2009 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$267,979,532	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-
Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective
Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania,
on the 15th day of December 2010.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:	_____________
Michael S. Smith*
President and Director (principal executive officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on December 15, 2010.

Signatures	Titles

President and Director
Michael S. Smith*	(principal executive officer)

Director and Chairman
Thomas J. McInerney*

Senior Vice President and Chief Accounting Officer
Steven T. Pierson*

Director, Executive Vice President and Chief Financial Officer
Ewout L. Steenbergen*

Director
Robert G. Leary*

Director
Donald W. Britton*

______________________ Director, Senior Vice President
Catherine H. Smith*

Director
Lynne R. Ford*

By: /s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(13)	Powers of Attorney	EX-99.B13